Revenue	3 Months Ended
Mar. 31, 2021
Text block [abstract]
Revenue
Note 5—Revenue
The Company’s revenue is primarily generated from three license agreements, which were entered into in 2018. The licenses grant VISEN exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China. As consideration for the granting of such rights, the Company has received up-front,
non-refundable,
non-cash
consideration of
$40.0
million in the form of
50%
ownership in VISEN.
At the reporting date, the Company retains approximately 44% of VISEN’s issued and outstanding shares.
Consideration received is recognized partly as license revenue, and partly as rendering of services over time. In addition to granting exclusive rights, the Company will provide clinical trial supply and development services to VISEN.

	Three Months ended March 31,
	2021	2020
	(EUR’000)
Revenue from external customers
Revenue from the rendering of services (recognized over time)	169	1,312
Sale of clinical supply (recognized at a point in time)	—	246
“Right-to-use” licenses (recognized at a point in time)	577	667

Total revenue (1)	746	2,225

Attributable to
VISEN Pharmaceuticals	637	2,225
Other collaboration partners	109	—

Total revenue	746	2,225

Revenue by geographical location
North America	686	667
China	60	1,558

Total revenue	746	2,225

(1)
For the three months ended March 31, 2021 and 2020, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €577 thousand and €1,202 thousand, respectively.